Additional information about derivatives financial instruments - Embedded derivatives in contracts (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) $ / T R$ / shares item T	Dec. 31, 2019 USD ($) item T
Embedded derivatives - minimum return guarantee of investment - put option
Derivative financial instruments.
Notional (quantity) | item	1,105,070,863	1,105,070,863
Average strike rate per share | R$ / shares	4.04
Fair value of liabilities		$ (69)
Value at risk	$ 24
Embedded derivatives -nickel concentrate and raw materials purchase agreement forwards
Derivative financial instruments.
Fair value of liabilities	(1)
Fair value of assets		$ 2
Value at risk	$ 1
Embedded derivatives - Nickel forwards
Derivative financial instruments.
Notional amount (ton) | T	3,078	1,497
Average strike (USD/ton) | $ / T	12,446
Fair value of liabilities	$ (1)
Fair value of assets		$ 2
Value at risk	$ 1
Embedded derivatives - Copper forwards
Derivative financial instruments.
Notional amount (ton) | T	1,348	1,009
Average strike (USD/ton) | $ / T	5,479
Embedded derivatives - natural gas call options
Derivative financial instruments.
Notional (quantity) | item	746,667	746,667
Average strike rate per share | $ / T	233
Fair value of liabilities		$ (1)
2020 | Embedded derivatives -nickel concentrate and raw materials purchase agreement forwards
Derivative financial instruments.
Fair value of liabilities	$ (1)
2020 | Embedded derivatives - Nickel forwards
Derivative financial instruments.
Fair value of liabilities	$ (1)